Average Annual Total Returns - FidelitySeriesFloatingRateHighIncomeFund-PRO - FidelitySeriesFloatingRateHighIncomeFund-PRO - Fidelity Series Floating Rate High Income Fund	Nov. 29, 2024
Fidelity Series Floating Rate High Income Fund | Return Before Taxes
Average Annual Return:
Past 1 year	13.12%
Past 5 years	6.27%
Past 10 years	4.57%
Fidelity Series Floating Rate High Income Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	8.82%
Past 5 years	3.68%
Past 10 years	2.09%
Fidelity Series Floating Rate High Income Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	7.64%
Past 5 years	3.67%
Past 10 years	2.36%
SP026
Average Annual Return:
Past 1 year	13.72%
Past 5 years	6.00%
Past 10 years	4.68%
LB091
Average Annual Return:
Past 1 year	6.17%
Past 5 years	1.44%
Past 10 years	2.08%